Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Mar. 31, 2011	Sep. 30, 2012 Store	Dec. 31, 2011 Store	Dec. 31, 2010	Dec. 01, 2010
Business Acquisition [Line Items]
Business acquisition, price							$ 608.0
Estimated fair value of earn-out payments	(36.5)				(10.7)	(36.5)
Marathon
Business Acquisition [Line Items]
Business acquisition, price							608.0
Estimated fair value of earn-out payments							54.0
Purchase consideration paid in cash	361	180		180	180	361
Residual purchase price excluding the contingent earn-out consideration			113
Borrowings to finance purchase consideration				290	290
Super America convenience stores				135	135
Reimbursement obligation to MPC for administrative and support services		3.9		14.0	15.0
Reimbursement to MPC for administrative and support services	6.7					6.7
Amortized reimbursement expenses		1.7		5.0	6.1
Marathon | Reserve for Earn-out Receivable
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, adjusted EBITDA							165
Business acquisition earn-out payments agreement, period						8 years
Business acquisition earn-out payments agreement, percentage of payment						40.00%
Business acquisition earn-out payments agreement, maximum payment							125
Marathon | Margin Support Contract
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, adjusted EBITDA							145
Marathon | Margin Support Contract | Maximum annual payment
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, maximum payment							30
Marathon | Margin Support Contract | Maximum payments
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, maximum payment							60
Marathon | Equity Issuable In Business Combination
Business Acquisition [Line Items]
Preferred Interest in NT Holdings	$ 80					$ 80